UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS

Investments as of October 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 96.2% of Net Assets
	Real Estate Investment Trusts — 96.2%
	REITs - Apartments — 15.7%
79,880	AvalonBay Communities, Inc.	$5,494,146
125,000	Camden Property Trust	4,531,250
234,000	Equity Residential	6,757,920
30,100	Essex Property Trust, Inc.	2,262,918

		19,046,234

	REITs - Diversified — 7.1%
158,000	BioMed Realty Trust, Inc.	2,144,060
47,300	Retail Opportunity Investments Corp.(b)	489,555
99,342	Vornado Realty Trust	5,916,810

		8,550,425

	REITs - Healthcare — 11.8%
180,000	HCP, Inc.	5,326,200
14,400	Health Care REIT, Inc.	638,928
157,700	Nationwide Health Properties, Inc.	5,085,825
215,700	Omega Healthcare Investors, Inc.	3,270,012

		14,320,965

	REITs - Hotels — 4.6%
410,900	Host Hotels & Resorts, Inc.	4,154,199
49,800	Starwood Hotels & Resorts Worldwide, Inc.	1,447,188

		5,601,387

	REITs - Industrial — 8.6%
107,900	AMB Property Corp.	2,371,642
565,500	DCT Industrial Trust, Inc.	2,561,715
95,100	First Potomac Realty Trust	1,079,385
148,400	Liberty Property Trust	4,358,508

		10,371,250

	REITs - Manufactured Homes — 0.7%
18,500	Equity Lifestyle Properties, Inc.	859,325

	REITs - Office — 13.8%
7,000	Alexandria Real Estate Equities, Inc.	379,190
98,000	Boston Properties, Inc.	5,955,460
56,400	Digital Realty Trust, Inc.	2,545,332
136,000	Dupont Fabros Technology, Inc.(b)	2,050,880
175,400	HRPT Properties Trust	1,233,062
118,400	Kilroy Realty Corp.	3,270,208
39,900	Mack-Cali Realty Corp.	1,234,905

		16,669,037

	REITs - Regional Malls — 14.1%
169,707	Macerich Co. (The)	5,057,268
165,002	Simon Property Group, Inc.	11,201,986
25,900	Taubman Centers, Inc.	790,209

		17,049,463

	REITs - Shopping Centers — 9.0%
69,600	Federal Realty Investment Trust	4,108,488
146,400	Kimco Realty Corp.	1,850,496
277,700	Kite Realty Group Trust	1,030,267
115,100	Regency Centers Corp.	3,861,605

		10,850,856

	REITs - Storage — 7.3%
332,000	Extra Space Storage, Inc.	3,177,240
76,528	Public Storage, Inc.	$5,632,461

		8,809,701

	REITs - Triple Net Lease — 3.5%
40,700	Entertainment Properties Trust	1,384,614
100,300	National Retail Properties, Inc.	1,943,814
38,400	Realty Income Corp.	890,112

		4,218,540

	Total Common Stocks (Identified Cost $131,756,059)	116,347,183

Principal Amount
Short-Term Investments — 4.0%
$4,835,873	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/2009 at 0.000% to be repurchased at $4,835,873 on 11/02/2009, collateralized by $4,315,000 Federal National Mortgage Association, 5.375% due 6/12/2017 valued at $4,935,281 including accrued interest(c) (Identified Cost $4,835,873)	4,835,873

	Total Investments — 100.2% (Identified Cost $136,591,932)(a)	121,183,056
	Other Assets Less Liabilities — (0.2)%	(211,751)

	Net Assets — 100.0%	$120,971,305

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of October 31, 2009 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At October 31, 2009, the net unrealized depreciation on investments based on a cost of $136,591,932 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,842,499
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,251,375)

Net unrealized depreciation	$(15,408,876)

At January 31, 2009, the Fund had a capital loss carryforward of approximately $3,880,848 which expires on January 31, 2017. At January 31, 2009 post-October capital loss deferrals were $1,297,327. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of October 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$116,347,183	$—	$—	$116,347,183
Short-Term Investments	—	4,835,873	—	4,835,873

Total	$116,347,183	$4,835,873	$—	$121,183,056

*	Major categories of the Fund’s investments are included above.

Industry Summary as of October 31, 2009 (Unaudited)

Apartments	15.7%
Regional Malls	14.1
Office	13.8
Healthcare	11.8
Shopping Centers	9.0
Industrial	8.6
Storage	7.3
Diversified	7.1
Hotels	4.6
Triple Net Lease	3.5
Manufactured Homes	0.7
Short-Term Investments	4.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ DAVID GIUNTA
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ DAVID GIUNTA
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	December 21, 2009

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 21, 2009